ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS (THE “FUND”)

SUPPLEMENT

DATED AUGUST 5, 2010

to the Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), each dated April 30, 2010

The purpose of this Supplement is to reflect that Kevin Kuntz no longer serves as a Portfolio Manager for the Fund.

All references to Kevin Kuntz in the Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.